Shareholder Report, Average Annual Return (Details)	8 Months Ended		9 Months Ended	10 Months Ended		11 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	26 Months Ended	27 Months Ended	29 Months Ended	30 Months Ended	32 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended	46 Months Ended	49 Months Ended	58 Months Ended	60 Months Ended	61 Months Ended	64 Months Ended	65 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000223737
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer10 Jan ETF
C000238368
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer10 Feb ETF
C000238369
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer10 Mar ETF
C000218376
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer10 Apr ETF
C000241956
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer10 May ETF
C000241958
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer10 Jun ETF
C000221038
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer10 Jul ETF
C000241960
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer10 Aug ETF
C000241962
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer10 Sep ETF
C000221854
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer10 Oct ETF
C000238366
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer10 Nov ETF
C000238367
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer10 Dec ETF
C000223738
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer20 Jan ETF
C000238372
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer20 Feb ETF
C000238373
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer20 Mar ETF
C000218377
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer20 Apr ETF
C000241957
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer20 May ETF
C000241959
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer20 Jun ETF
C000221039
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer20 Jul ETF
C000241961
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer20 Aug ETF
C000241963
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer20 Sep ETF
C000221855
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer20 Oct ETF
C000238370
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer20 Nov ETF
C000238371
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer20 Dec ETF
C000248782
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
C000248786
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
C000248787
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
C000248788
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
C000248789
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer15 Uncapped May ETF
C000248790
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
C000248791
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
C000248792
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
C000248793
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
C000248783
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
C000248784
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
C000248785
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
C000230498
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
C000247811
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
C000247812
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
C000230499
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
C000247813
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
C000247814
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF
C000247817
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
C000247818
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
C000253576
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM Buffer20 Allocation ETF
C000257488
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM Buffer15 Uncapped Allocation ETF
C000253575
Average Annual Return [Line Items]
Line Graph and Table Measure Name							AllianzIM 6 Month Buffer10 Allocation ETF
Without Sales Load [Member] | C000223737
Average Annual Return [Line Items]
Average Annual Return, Percent							14.36%																				10.35%
Without Sales Load [Member] | C000238368
Average Annual Return [Line Items]
Average Annual Return, Percent							13.68%															16.00%
Without Sales Load [Member] | C000238369
Average Annual Return [Line Items]
Average Annual Return, Percent							15.97%														17.04%
Without Sales Load [Member] | C000218376
Average Annual Return [Line Items]
Average Annual Return, Percent							9.03%																					10.51%			10.46%
Without Sales Load [Member] | C000241956
Average Annual Return [Line Items]
Average Annual Return, Percent							12.01%													16.08%
Without Sales Load [Member] | C000241958
Average Annual Return [Line Items]
Average Annual Return, Percent							13.55%												16.02%
Without Sales Load [Member] | C000221038
Average Annual Return [Line Items]
Average Annual Return, Percent							15.05%																					12.30%		12.11%
Without Sales Load [Member] | C000241960
Average Annual Return [Line Items]
Average Annual Return, Percent							16.03%											16.44%
Without Sales Load [Member] | C000241962
Average Annual Return [Line Items]
Average Annual Return, Percent							16.40%										16.44%
Without Sales Load [Member] | C000221854
Average Annual Return [Line Items]
Average Annual Return, Percent							15.51%																					12.11%	11.31%
Without Sales Load [Member] | C000238366
Average Annual Return [Line Items]
Average Annual Return, Percent							14.61%																	13.52%
Without Sales Load [Member] | C000238367
Average Annual Return [Line Items]
Average Annual Return, Percent							12.62%																13.58%
Without Sales Load [Member] | C000223738
Average Annual Return [Line Items]
Average Annual Return, Percent							10.13%																				8.11%
Without Sales Load [Member] | C000238372
Average Annual Return [Line Items]
Average Annual Return, Percent							9.73%															11.19%
Without Sales Load [Member] | C000238373
Average Annual Return [Line Items]
Average Annual Return, Percent							11.12%														12.00%
Without Sales Load [Member] | C000218377
Average Annual Return [Line Items]
Average Annual Return, Percent							6.92%																					6.67%			6.59%
Without Sales Load [Member] | C000241957
Average Annual Return [Line Items]
Average Annual Return, Percent							10.24%													11.84%
Without Sales Load [Member] | C000241959
Average Annual Return [Line Items]
Average Annual Return, Percent							11.80%												12.12%
Without Sales Load [Member] | C000221039
Average Annual Return [Line Items]
Average Annual Return, Percent							12.30%																					9.18%		8.96%
Without Sales Load [Member] | C000241961
Average Annual Return [Line Items]
Average Annual Return, Percent							11.82%											11.82%
Without Sales Load [Member] | C000241963
Average Annual Return [Line Items]
Average Annual Return, Percent							11.18%										11.38%
Without Sales Load [Member] | C000221855
Average Annual Return [Line Items]
Average Annual Return, Percent							10.58%																					9.65%	8.93%
Without Sales Load [Member] | C000238370
Average Annual Return [Line Items]
Average Annual Return, Percent							10.26%																	10.26%
Without Sales Load [Member] | C000238371
Average Annual Return [Line Items]
Average Annual Return, Percent							9.66%																10.91%
Without Sales Load [Member] | C000248782
Average Annual Return [Line Items]
Average Annual Return, Percent					12.80%
Without Sales Load [Member] | C000248786
Average Annual Return [Line Items]
Average Annual Return, Percent			11.30%
Without Sales Load [Member] | C000248787
Average Annual Return [Line Items]
Average Annual Return, Percent		11.63%
Without Sales Load [Member] | C000248788
Average Annual Return [Line Items]
Average Annual Return, Percent							13.96%							13.11%
Without Sales Load [Member] | C000248789
Average Annual Return [Line Items]
Average Annual Return, Percent							13.88%						16.92%
Without Sales Load [Member] | C000248790
Average Annual Return [Line Items]
Average Annual Return, Percent							14.59%					15.12%
Without Sales Load [Member] | C000248791
Average Annual Return [Line Items]
Average Annual Return, Percent							14.89%				14.01%
Without Sales Load [Member] | C000248792
Average Annual Return [Line Items]
Average Annual Return, Percent							15.16%			14.32%
Without Sales Load [Member] | C000248793
Average Annual Return [Line Items]
Average Annual Return, Percent							14.94%		13.64%
Without Sales Load [Member] | C000248783
Average Annual Return [Line Items]
Average Annual Return, Percent							14.97%	12.92%
Without Sales Load [Member] | C000248784
Average Annual Return [Line Items]
Average Annual Return, Percent							15.80%
Without Sales Load [Member] | C000248785
Average Annual Return [Line Items]
Average Annual Return, Percent						9.69%
Without Sales Load [Member] | C000230498
Average Annual Return [Line Items]
Average Annual Return, Percent							14.53%																		8.06%
Without Sales Load [Member] | C000247811
Average Annual Return [Line Items]
Average Annual Return, Percent							14.04%									13.87%
Without Sales Load [Member] | C000247812
Average Annual Return [Line Items]
Average Annual Return, Percent							14.47%								13.94%
Without Sales Load [Member] | C000230499
Average Annual Return [Line Items]
Average Annual Return, Percent							8.32%																			8.04%
Without Sales Load [Member] | C000247813
Average Annual Return [Line Items]
Average Annual Return, Percent							8.71%						11.15%
Without Sales Load [Member] | C000247814
Average Annual Return [Line Items]
Average Annual Return, Percent							8.58%					9.90%
Without Sales Load [Member] | C000247817
Average Annual Return [Line Items]
Average Annual Return, Percent							13.35%									14.15%
Without Sales Load [Member] | C000247818
Average Annual Return [Line Items]
Average Annual Return, Percent							4.33%							7.88%
Without Sales Load [Member] | C000253576
Average Annual Return [Line Items]
Average Annual Return, Percent				8.35%
Without Sales Load [Member] | C000257488
Average Annual Return [Line Items]
Average Annual Return, Percent	12.96%
Without Sales Load [Member] | C000253575
Average Annual Return [Line Items]
Average Annual Return, Percent				8.48%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%																				13.21%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%															20.72%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%														22.59%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%																					15.91%			16.19%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%													21.81%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%												22.58%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%																					15.91%		15.98%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%											19.39%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%										21.22%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%																					15.91%	14.98%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%																	20.89%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%																19.37%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%																				13.21%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%															20.72%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%														22.59%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%																					15.91%			16.19%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%													21.81%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%												22.58%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%																					15.91%		15.98%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%											19.39%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%										21.22%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%																					15.91%	14.98%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%																	20.89%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%																19.37%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent					16.30%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent			13.24%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent		14.87%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%							17.99%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%						22.58%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%					20.05%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%				18.27%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%			18.64%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%		17.78%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%	17.12%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent						13.39%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%																		9.88%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%									21.80%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%								19.26%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%																			11.99%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%						22.58%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%					20.05%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%									21.80%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent							19.89%							17.99%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent				15.76%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent	17.07%
S&P 500 Price Return Index SM
Average Annual Return [Line Items]
Average Annual Return, Percent				15.76%